Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	March 31, 2017
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$913	$-	$913
Foreign exchange forward contracts
designated as hedging instruments	498	-	498

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(54)	-	(54)
Obligations in connection with acquisitions	-	(3,315)	(3,315)
	$1,357	$(3,315)	$(1,958)

	December 31, 2016
	(U.S. $ in thousands)
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$1,440	$-	$1,440
Foreign exchange forward contracts
designated as hedging instruments	37	-	37

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(48)	-	(48)
Foreign exchange forward contracts
designated as hedging instruments	(61)	-	(61)
Obligations in connection with acquisitions	-	(2,619)	(2,619)
	$1,368	$(2,619)	$(1,251)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs

The following table provides a reconciliation of the changes for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	Three months ended March 31, 2017	Year ended December 31, 2016
	(U.S. $ in thousands)
Fair value at the beginning of the period	$2,619	$6,991
Settlements	-	(3,500)
Change in fair value recognized in earnings	696	(872)
Fair value at the end of the period	$3,315	$2,619